Inventories - Schedule of Inventory (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Inventory [Line Items]
Finished products	$ 323.7	$ 329.3
Semi-finished products	81.3	90.2
Raw materials and supplies	133.3	130.7
Inventories	$ 538.3	$ 550.2